Description of Organization, Business Operations and Liquidity (Details) - USD ($)				9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 16, 2023	Oct. 28, 2022	Nov. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 18, 2023	Oct. 16, 2023	Oct. 04, 2023	Apr. 27, 2023	Apr. 10, 2023	Oct. 31, 2022	Oct. 29, 2022	Aug. 16, 2022	Aug. 31, 2021	Jan. 25, 2021
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares			10,050,000
Proceeds from initial public offering gross (in Dollars)			$ 10,050,000			$ 225,400,000
Unit price per share (in Dollars per share)			$ 1
Investment of cash in trust account (in Dollars)			$ 233,450,000
Cash deposited in trust account per unit (in Dollars per share)			$ 10.15
Maturities days							185 days
Transaction costs related to the issuances (in Dollars)							$ 13,617,198
Cash underwriting fees (in Dollars)							4,600,000
Deferred underwriting fees (in Dollars)				$ 5,635,000		8,050,000	8,050,000		$ 4,135,000
Other offering cost (in Dollars)							$ 967,198
Ordinary shares, percentage of voting power		80.90%					80.00%
Post-transaction ownership percentage of the target entity							50.00%
Value per public share in the trust account (in Dollars per share)				$ 10.15			$ 10.15
Minimum net worth required for compliance of redemption limitation (in Dollars)							$ 5,000,001
Restricted from redeeming maximum percentage of public shares, without prior consent				15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period				100.00%			100.00%
Percentage of public shares, at-per share price, payable in cash				100.00%			100.00%
Expenses payable on dissolution (in Dollars)				$ 100,000			$ 100,000
Ordinary shares, shares outstanding		28,750,000												28,750,000
Ordinary shares, shares issued		28,750,000												28,750,000
Temporary equity, shares subject to possible redemption		20,542,108
Temporary equity shares issues and outstanding percentage		89.30%
Payments of stock issuance costs (in Dollars)		$ 210,161,773			$ 7,000	613,329
Redemption price per share (in Dollars per share)		$ 10.23
Aggregate principal amount (in Dollars)												$ 1,200,000	$ 720,000
Outstanding amount of debt (in Dollars)							196,631
Cash held Trust Account (in Dollars)				0			4,730
Working capital (in Dollars)				$ 15,854,752			3,139,622
Excise tax (in Dollars)															$ 1
Proceeds from sale of private placement warrants (in Dollars)						$ 10,050,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Preference shares, par value (in Dollars per share)				0.0001		$ 0.0001	$ 0.0001
Weighted average closing sale price per share (in Dollars per share)	$ 20			25
Price per share (in Dollars per share)				$ 12			$ 18
Minimum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Post-transaction ownership percentage of the target entity				50.00%
Fair market value as percentage of net assets held in trust account included in initial business combination				80.00%
Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Minimum net worth required for compliance of redemption limitation (in Dollars)				$ 5,000,001
IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Shares of units			23,000,000
Units issued during the period shares			3,000,000
Proceeds from initial public offering gross (in Dollars)			$ 230,000,000				$ 30,000,000
Transaction costs related to the issuances (in Dollars)				13,617,198
Cash underwriting fees (in Dollars)				4,600,000
Deferred underwriting fees (in Dollars)				8,050,000
Other offering cost (in Dollars)				967,198
Units issued during the period shares			23,000,000
Public Share [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Value per public share in the trust account (in Dollars per share)							$ 10.15
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Proceeds from initial public offering gross (in Dollars)				$ 30,000,000
Units issued during the period shares			3,000,000
Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding		23,264,839
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Common Stock [Member] | Sponsor [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding		17,514,839
Common Class A [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding		17,514,839						206,000						23,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares issued		23,000,000								0.9				23,000,000
Temporary equity, shares subject to possible redemption				2,080,915		23,000,000	2,457,892				376,977
Redemption price per share (in Dollars per share)											$ 10.72
Percentage of common stock issued and outstanding holders opted for redemption											15.30%
Temporary equity aggregate amount of redemption requirement (in Dollars)											$ 4,041,203
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding				2,080,915		2,457,892	2,457,892
Ordinary shares, shares issued				2,080,915		2,457,892	2,457,892
Temporary equity, shares subject to possible redemption		20,542,108
Temporary equity shares issues and outstanding percentage		89.30%
Payments of stock issuance costs (in Dollars)		$ 210,161,773
Redemption price per share (in Dollars per share)		$ 10.23
Common Class A [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding		23,000,000
Common Class A [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Temporary equity, shares subject to possible redemption				23,000,000			23,000,000
Redemption price per share (in Dollars per share)				$ 10.15
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding		5,750,000		5,750,000		5,750,000	5,750,000							5,750,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares issued		5,750,000		5,750,000		5,750,000	5,750,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding		23,264,839
Merger Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares issued				7,500,000
Merger Agreement [Member] | Common Class A [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Temporary equity, shares subject to possible redemption				2,080,915
Merger Agreement [Member] | Spectaire Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Merger Agreement [Member] | Series Seed Preferred Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Preference shares, par value (in Dollars per share)				$ 0.0001
Merger Agreement [Member] | Plan One [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares issued	2,500,000
Merger Agreement [Member] | Plan One [Member] | Minimum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Weighted average closing sale price per share (in Dollars per share)					$ 15
Merger Agreement [Member] | Plan One [Member] | Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Weighted average closing sale price per share (in Dollars per share)	$ 15
Merger Agreement [Member] | Plan Two [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares issued				5,000,000
Merger Agreement [Member] | Plan Two [Member] | Minimum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Weighted average closing sale price per share (in Dollars per share)				$ 20
Merger Agreement [Member] | Plan Two [Member] | Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Weighted average closing sale price per share (in Dollars per share)					20
Merger Agreement [Member] | Plan Three [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares issued				7,500,000
Merger Agreement [Member] | Plan Three [Member] | Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Weighted average closing sale price per share (in Dollars per share)				$ 25	$ 25
Merger Agreement [Member] | Plan Four [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares issued				15
Sponsor [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares			1,050,000
Investment of cash in trust account (in Dollars)				$ 233,450,000
Cash deposited in trust account per unit (in Dollars per share)				$ 10.15
Aggregate principal amount (in Dollars)																	$ 300,000
Sponsor [Member] | Convertible Promissory Note [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Aggregate principal amount (in Dollars)													720,000
Sponsor [Member] | Convertible Promissory Note [Member] | Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Aggregate principal amount (in Dollars)													$ 720,000
Sponsor [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Units issued during the period shares				1,050,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Unit price per share (in Dollars per share)			$ 1
Units issued during the period shares			10,050,000
Proceeds from sale of private placement warrants (in Dollars)				$ 10,050,000
Sponsor [Member] | Common Class A [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Price per share (in Dollars per share)				$ 12
Sponsor [Member] | Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Ordinary shares, shares outstanding																5,750,000
Price per share (in Dollars per share)							$ 12